Income Taxes (Details) - Schedule of Significant Components of Deferred Taxes ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Significant Components Of Deferred Taxes Abstract
Net loss carryforward	¥ 9,608	$ 1,325	¥ 1,900
Valuation allowance	(9,608)	(1,325)	(1,900)
Total deferred tax assets.
Long-lived assets arising from acquisitions	2,938	405
Total deferred tax liabilities.	¥ 2,938	$ 405